Document and Entity Information	3 Months Ended
	Nov. 30, 2013	Jan. 23, 2014
Document And Entity Information
Entity Registrant Name	American Mining Corporation
Entity Central Index Key	0001343009
Document Type	S-1
Document Period End Date	Nov. 30, 2013
Amendment Flag	true
Current Fiscal Year End Date	--08-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		20,680,203
Amendment Description	This amendment is being filed to comply with regulations
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2014